UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07540

Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Item 1. Reports to Stockholders.

Closed-end funds	Semiannual Report

Global High Income Fund Inc.
Semiannual Report
April 30, 2013

Global High Income Fund Inc.:
Managed distribution policy—key points to note

  The Fund has a managed distribution policy. Effective June 2012, the Fund makes regular monthly distributions at an annualized rate equal to 7% of the Fund’s net asset value, as determined as of the last trading day during the first week of a month (usually a Friday, unless the NYSE is closed that day). (From August 2009 through the monthly distribution for May 2012, the annualized rate had been 8%.)

  To the extent that the Fund’s taxable income in any fiscal year exceeds the aggregate amount distributed based on a fixed percentage of its net asset value, the Fund would make an additional distribution in the amount of that excess near the end of the fiscal year. To the extent that the aggregate amount distributed by the Fund (based on a percentage of its net assets) exceeds its current and accumulated earnings and profits, the amount of that excess would constitute a return of capital or net realized capital gains for tax purposes. A return of capital may occur, for example, when some or all of the money that shareholders invested in the Fund is deemed to be paid back to shareholders. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

  You should not draw any conclusions about the Fund’s investment performance from the amount of the monthly distribution or from the terms of the Fund’s managed distribution policy.

  The Fund periodically issues notices and press releases estimating the source characteristics of its monthly distributions. The estimated amounts and sources reported in these materials are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for accounting and tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV (or your financial intermediary should provide you with similar information) for the calendar year that will tell you how to report these distributions for federal income tax purposes.

  The Fund’s Board may change or terminate the managed distribution policy at any time without prior notice to Fund shareholders; any such change or termination may have an adverse effect on the market price for the Fund’s shares.

  Further information regarding the Fund’s managed distribution policy is contained in the section captioned “Distribution policy” towards the end of this report.

Global High Income Fund Inc.

June 14, 2013

Dear shareholder,
We present you with the semiannual report for Global High Income Fund Inc. (the “Fund”) for the six months ended April 30, 2013.

Performance
During the six months ended April 30, 2013, the Fund returned 4.87% on a net asset value (“NAV”) basis, and 5.34% on a market price basis. In comparison, the Fund’s benchmark, the Global High Income Fund Index (the “Index”), returned 4.99%. Over the same period, the median for the Fund’s Lipper Emerging Markets Debt Funds peer group returned 4.52% on a NAV basis and 5.38% on a market price basis. (For more performance information, including a description of the Index, please refer to “Performance at a glance’’ on page 4.)

The Fund did not use structural leverage during the reporting period. This means the Fund did not have preferred stock outstanding or borrow from banks for investment purposes, as some of its peers may have done. Leverage magnifies returns on both the upside and on the downside, and creates a wider range of returns within the Fund’s peer group.

The Fund traded at a discount to its NAV during the reporting period. On the last trading day of the preceding fiscal year, October 31, 2012, the Fund traded at a discount of 5.3%. At the close of the current fiscal period, April 30, 2013, the Fund traded at a discount of 5.0%. As of the same dates, the Lipper peer group medians reported discounts of 5.1% and 3.4%, respectively.

Global High Income
Fund Inc.

Investment goals:
Primarily, high level of
current income; secondarily,
capital appreciation

Portfolio management:
Portfolio management team,
including Uwe Schillhorn
UBS Global Asset
Management (Americas) Inc.

Commencement:
October 8, 1993

NYSE symbol:
GHI

Distribution payments:
Monthly

A fund trades at a premium when the market price at which its shares trade is more than its NAV per share. Alternatively, a fund trades at a discount when the market price at which its shares trade is less than its NAV per share. The market price is the price the market is willing to pay for shares of a fund at a given time, and may be influenced by a range of factors, including supply and demand and market conditions. NAV per share is determined by dividing the value of the Fund’s securities, cash and other assets, less all liabilities, by the total number of common shares outstanding.

An interview with Portfolio Manager Uwe Schillhorn
Q.	How did emerging markets debt perform over the reporting period?
A.	While the emerging markets debt asset class experienced periods of volatility during the reporting period, it ultimately generated positive results. The asset class rallied during the first two months of the period, driven by an improving economic backdrop in the US and indications that China’s economy was stabilizing. Investor sentiment was also lifted by further monetary policy accommodation by the Federal Reserve Board (“Fed”) and European Central Bank (“ECB”). After a strong start, the asset class weakened over much of the next three months. This turnaround was triggered by a number of factors, including signs of moderating global growth, fears of contagion from Europe, rising US Treasury yields and falling commodity prices. However, the reporting period ended on a positive note, as investor risk appetite returned and US Treasury yields declined.

1

Global High Income Fund Inc.

During the six months ended April 30, 2013, US dollar-denominated emerging markets debt, as measured by the JP Morgan Emerging Markets Bond Index Global (EMBI Global), posted a return of 2.97%. Local market investments (emerging markets debt denominated in the currency of the issuer) returned 7.02%, as measured by the JP Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM Global Diversified). A portion of local markets’ relative outperformance was driven by weaker performance of US dollar-denominated debt due to increasing industry yields and strong investor demand for local debt, as investors looked to generate incremental yield.

Q.	The Fund modestly underperformed its benchmark on a NAV basis during the reporting period. What factors negatively impacted its performance?
A.	The following strategies detracted from performance during the reporting period.
  An overweight to Argentina US dollar-denominated debt was negative. While our overweight to Argentina was beneficial toward the end of the reporting period, overall it detracted from performance. During the fourth quarter of 2012, a US court ruled that Argentina could not discriminate between its creditors, in connection with a longstanding dispute between holdouts from Argentina’s 2001 sovereign default. Against this backdrop, Standard & Poor’s cut the country’s credit rating from B, to B-, Moody’s lowered the country’s rating from B2, to B3, and Fitch placed the country’s B rating on Rating Watch Negative. Investor sentiment for Argentina’s debt remained weak, as appeals in the court case have yet to be resolved.

  Our exposure to the South Korean won was not rewarded. The Korean won performed poorly during the reporting period, as investor sentiment was weak given heighted political risks with North Korea. In addition, the won was negatively impacted by the depreciation of the Japanese yen, as it was believed that this would negatively impact South Korean exports.

Q.	What factors positively impacted the Fund’s performance during the period?
A.	The following strategies were positive contributors to performance during the reporting period.
  An overweight to local currencies was beneficial. Although the overall sentiment for local currencies was not overly optimistic, our currency selection was rewarded, including our exposures to the Sri Lankan rupee, Brazilian real and Nigerian naira.

  Overweights to local bonds in several countries aided results. The Fund was rewarded for having an overweight position to long duration local bonds issued by Brazil, as their yields moved lower and their prices rose. An overweight to local bonds from Belarus contributed to performance, as demand was generally solid given their attractive yields.

  The Fund’s exposure to Indian local bonds was beneficial for performance. The Indian government lowered rates—one of the few such emerging market central banks to do so during the reporting period—as it looked to boost its weak economy. The potential remains for additional rate reductions, given continued economic headwinds and relatively benign inflation.

Q.	Were there any significant adjustments to the Fund’s positioning during the reporting period?
A.	Several adjustments were made to the portfolio during the reporting period. We reduced the Fund’s allocation to US dollar-denominated debt by paring our exposure to Argentina, even though the Fund maintains an overweight position. Conversely, we added to the Fund’s allocation to Venezuelan US dollar-denominated debt, as we found it to be attractively valued. From a currency perspective, we reduced our exposure to the Taiwan dollar and South Korean won. Elsewhere, we actively participated in the new issuance market, as it has become more active in recent weeks.

2

Global High Income Fund Inc.

Q.	What derivative instruments did the Fund utilize over the reporting period and what impact did they have on performance?
A.

Currency forwards and currency options to manage the Fund’s overall currency exposure were among the most commonly utilized instruments. (A currency forward is an agreement between two parties to exchange a certain amount in currencies at a certain rate at a future date.) During this period, the usage of these derivatives was rewarded and added to performance.

The Fund also used credit default swaps (a type of credit derivative) and structured notes to adjust the Fund’s exposure to the debt of certain emerging markets countries, such as Argentina. Whereas credit default swaps were generally used to adjust the Fund’s US dollar-denominated debt exposure, structured notes were employed almost exclusively to gain access to various local markets. The Fund’s overall management of its US dollar-denominated assets, including derivatives, modestly contributed to performance.

Q.	What is your outlook for the emerging markets debt asset class?
A.	Since the end of the reporting period, investor risk aversion increased and volatility in emerging markets has become more elevated. The trigger for the bond sell-off was hints from the Fed that it might start tapering its quantitative easing program as early as the summer of 2013. While the overall message from the Fed was presumably a positive one in noting the continued improvement in US economic growth projections, global markets did not respond kindly to the notion that the end of the extreme monetary policy accommodation might arrive sooner than previously anticipated. Many emerging market countries are experiencing growth well above the levels of major developed markets, although emerging market countries are not immune to global developments. Growth rates in emerging markets should be lower than were expected at the end of 2012, based on lower exports into developed markets. However, advantages in terms of growth and relatively low fiscal deficits are favorable for debt dynamics in emerging markets on a longer-term horizon. While volatility may stay elevated in the near term due to market uncertainty and investor risk aversion, we continue to have a positive long-term outlook for emerging markets investments. Solid fundamental data, stable reserves, a stronger fiscal situation and lower indebtedness are signs of such strengths, especially for sovereigns, quasi-sovereigns and in currencies.

We thank you for your continued support and welcome any comments or questions you may have. For additional information regarding your fund, please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Uwe Schillhorn, CFA
President	Portfolio Management Team Member
Global High Income Fund Inc.	Global High Income Fund Inc.
Managing Director	Managing Director
UBS Global Asset Management	UBS Global Asset Management
(Americas) Inc.	(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended April 30, 2013. The views and opinions in the letter were current as of June 14, 2013.They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

3

Global High Income Fund Inc.

Performance at a glance (unaudited)
Average annual total returns for periods ended 04/30/13

Net asset value returns	6 months	1 year	5 years	10 years
Global High Income Fund Inc.	4.87%	11.10%	8.11%	10.27%
Lipper Emerging Markets Debt Funds median	4.52	11.11	9.47	10.71
Market price returns
Global High Income Fund Inc.	5.34%	6.83%	5.60%	9.16%
Lipper Emerging Markets Debt Funds median	5.38	12.67	12.11	10.98
Index returns
Global High Income Fund Index[1]	4.99%	11.01%	9.61%	10.57%
J.P. Morgan Emerging Markets Bond
Index Global (EMBI Global)[2]	2.97	11.60	10.21	10.29

Past performance does not predict future performance. The return and value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The Fund’s net asset value (“NAV”) returns assume, for illustration only, that dividends and other distributions, if any, were reinvested at the NAV on the payable dates. The Fund’s market price returns assume that all dividends and other distributions, if any, were reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Returns for the period of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and other distributions, if any, or on the sale of Fund shares.

[1]	The Global High Income Fund Index is an unmanaged index compiled by UBS Global Asset Management (Americas) Inc. constructed as follows: from the Fund’s inception until 12/31/93: 100% J.P. Morgan Emerging Markets Bond Index (EMBI); from 01/01/94 to 11/05/06: 100% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global); from 11/06/06 to 03/31/08: 70% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 30% J.P. Morgan Government Bond Index-Emerging Markets Diversified (GBI-EM Diversified); from 04/01/08 to 05/31/08: 50% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 50% J.P. Morgan Government Bond Index-Emerging Markets Diversified (GBI-EM Diversified); from 06/01/08 to Present: 50% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 50% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM Global Diversified). Investors should note that indices do not reflect the deduction of fees and expenses.
[2]	The J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) is an unmanaged index which is designed to track total returns for US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. Investors should note that indices do not reflect the deduction of fees and expenses.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the peer group. Lipper classifies the Fund in its “Emerging Market Debt Funds” category, which includes both leveraged and non-leveraged closed-end funds that seek either current income or total return by investing primarily in emerging market debt securities.

Performance information reflects the deduction of the Fund’s fees and expenses, as indicated in the Statement of operations included in its shareholder reports, such as investment advisory and administration fees, custody fees, exchange listing fees, etc. It does not reflect any transaction charges that a shareholder may incur when (s)he buys or sells shares (e.g., a shareholder’s brokerage commissions).

Further information regarding the Fund, including a discussion of principal objectives, principal investment strategies and principal risks, may be found in the fund overview located at http://www.ubs.com/closedendfundsinfo. You may also request copies of the fund overview by calling the Closed-End Funds Desk at 888-793 8637.

4

Global High Income Fund Inc.

Portfolio statistics (unaudited)

Characteristics[1]	04/30/13	10/31/12	04/30/12
Net asset value	$13.62	$13.45	$13.16
Market price	$12.94	$12.74	$13.04
12-month dividends/distributions	$0.9457	$0.9889	$1.0600
Monthly dividend/distribution at period-end	$0.0785	$0.0792	$0.0867
Net assets (mm)	$294.0	$290.4	$284.2
Weighted average maturity (yrs.)	10.7	11.2	11.5
Modified duration (yrs.)[2]	6.9	7.2	7.0

Currency exposure[3]	04/30/13	10/31/12	04/30/12
US dollar denominated	30.0%	36.4%	44.9%
Foreign denominated	70.0	63.6	55.1
Total	100.0%	100.0%	100.0%

Top ten countries (bond holdings)[4]	04/30/13		10/31/12		04/30/12
Brazil	13.4%	Brazil	12.1%	Brazil	11.8%
Russia	7.3	Russia	7.7	South Africa	6.9
Turkey	6.3	Indonesia	7.2	Turkey	5.5
Indonesia	5.9	Turkey	6.1	Indonesia	5.5
Mexico	5.8	Mexico	5.5	Russia	5.4
Venezuela	5.3	Venezuela	5.3	Mexico	5.4
India	4.6	India	5.0	Venezuela	5.3
South Africa	4.2	South Africa	4.9	Malaysia	4.7
Malaysia	4.0	Peru	3.4	Peru	3.2
Sri Lanka	3.5	Poland	2.8	China	3.0
	60.3%		60.0%		56.7%

Credit quality[5]	04/30/13	10/31/12	04/30/12
AA	0.8%	2.6%	3.4%
A	9.5	7.9	12.2
BBB	18.6	19.6	19.7
BB	11.3	13.8	12.7
B	11.1	10.4	10.3
Non-rated	46.2	39.7	37.0
Cash equivalents	0.3	3.8	4.6
Other assets less liabilities	2.2	2.2	0.1
Total	100.0%	100.0%	100.0%

[1]	Prices and other characteristics will vary over time.
[2]	Duration is a measure of price sensitivity of a fixed income investment or portfolio (expressed as % change in price) to a 1 percentage point (i.e., 100 basis points) change in interest rates, accounting for optionality in bonds such as prepayment risk and call/put features.
[3]	Exposure represents a percentage of market value as of dates indicated.
[4]	Weightings represent percentage of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
[5]	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time. Credit quality ratings shown are based on those assigned by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), to individual portfolio holdings. S&P is an independent ratings agency. While S&P may provide a credit rating for a bond issuer (e.g., a specific company or country); certain issues, such as some sovereign debt, may not be covered or rated and therefore are reflected as non-rated for the purposes of this table.

5

Global High Income Fund Inc.

Industry diversification (unaudited) As a percentage of net assets As of April 30, 2013
Bonds
Corporate bonds
Building products	0.07%
Capital markets	0.15
Commercial banks	7.19
Construction materials	0.14
Distributors	0.11
Diversified financial services	1.34
Electric utilities	2.50
Food products	0.08
Industrial conglomerates	0.12
Machinery	0.39
Metals & mining	0.84
Oil, gas & consumable fuels	4.75
Paper & forest products	0.19
Road & rail	0.93
Specialty retail	0.23
Total corporate bonds	19.03
Non-US government obligations	70.66
Convertible bond	1.20
Structured notes	6.43
Total bonds	97.32
Short-term investment	0.25
Options purchased	0.25
Total investments	97.82
Cash and other assets, less liabilities	2.18
Net assets	100.00%

6

Global High Income Fund Inc.
Portfolio of investments—April 30, 2013
(unaudited)

	Face
	amount		Value
Bonds—97.32%
Corporate bonds—19.03%
Argentina—0.10%
WPE International
Cooperatief UA,
10.375%, due 09/30/20[1]		$300,000	$288,000
Brazil—2.72%
Banco do Brasil SA,
5.875%, due 01/26/22[2]		1,900,000	2,073,375
Banco do Nordeste do Brasil SA,
4.375%, due 05/03/19[1]		300,000	308,850
Braskem America Finance Co.,
7.125%, due 07/22/41[1]		300,000	318,750
Caixa Economica Federal,
2.375%, due 11/06/17[2]		200,000	194,500
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[1]		2,200,000	2,392,500
5.750%, due 10/27/21[2]		500,000	543,750
Odebrecht Finance Ltd.,
7.125%, due 06/26/42[1]		300,000	343,500
State of Minas Gerais,
5.333%, due 02/15/28[2]		1,600,000	1,811,200
			7,986,425
China—0.60%
China Automation Group Ltd.,
7.750%, due 04/20/16		1,150,000	1,138,500
China Liansu Group
Holdings Ltd.,
7.875%, due 05/13/16[1]		200,000	213,000
China Shanshui Cement
Group Ltd.,
10.500%, due 04/27/17[1]		360,000	407,700
			1,759,200
Croatia—0.08%
Agrokor DD,
8.875%, due 02/01/20[2]		200,000	223,400
Czech Republic—0.17%
EP Energy AS,
5.875%, due 11/01/19[2]	EUR	350,000	505,463
Indonesia—0.74%
Majapahit Holding BV,
7.250%, due 06/28/17[2]		$100,000	116,870
Pertamina Persero PT,
6.000%, due 05/03/42[2]		1,700,000	1,836,000
6.500%, due 05/27/41[1]		200,000	226,750
			2,179,620
Kazakhstan—0.90%
Alliance Bank JSC,
10.500%, due 03/25/17[1]		350,000	337,750
Development Bank of
Kazakhstan JSC,
5.500%, due 12/20/15[2]		264,000	283,140
Kazakhstan Temir Zholy
Finance BV,
6.950%, due 07/10/42[1]		350,000	418,250
6.950%, due 07/10/42[2]		750,000	896,250
KazMunayGas National Co.,
5.750%, due 04/30/43[2]		700,000	712,492
			2,647,882
Malaysia—1.52%
Malayan Banking Bhd,
3.250%, due 09/20/22[1,3]		4,400,000	4,469,960
Mexico—1.25%
Comision Federal de Electricidad,
5.750%, due 02/14/42[2]		500,000	558,750
Grupo Papelero Scribe SA,
8.875%, due 04/07/20[1]		550,000	544,500
Pemex Project Funding
Master Trust,
6.625%, due 06/15/35		2,050,000	2,578,445
			3,681,695
Mongolia—0.13%
Mongolian Mining Corp.,
8.875%, due 03/29/17[1]		360,000	368,100
Peru—0.49%
Banco de Credito del Peru,
5.375%, due 09/16/20[1]		900,000	992,250
El Fondo MIVIVIENDA SA,
3.500%, due 01/31/23[2]		450,000	445,500
			1,437,750
Philippines—1.27%
Power Sector Assets & Liabilities
Management Corp.
9.625%, due 05/15/28		2,360,000	3,728,800
Russia—3.15%
RSHB Capital SA for OJSC Russian
Agricultural Bank,
7.125%, due 01/14/14[2]		300,000	311,250
9.000%, due 06/11/14[2]		550,000	593,313
SB Capital SA,
5.180%, due 06/28/19[1]		2,550,000	2,808,187
5.717%, due 06/16/21[1]		330,000	365,310
VEB Finance Ltd.,
6.025%, due 07/05/22[2]		200,000	226,750
6.800%, due 11/22/25[1]		900,000	1,077,750
6.800%, due 11/22/25[2]		1,000,000	1,197,500
6.902%, due 07/09/20[2]		200,000	237,250
Vnesheconombank, Series 6
7.900%, due 10/13/20[3]	RUB	75,000,000	2,437,830
			9,255,140

7

Global High Income Fund Inc.
Portfolio of investments—April 30, 2013
(unaudited)

	Face
	amount		Value
Bonds—(continued)
Corporate bonds—(concluded)
Singapore—1.16%
DBS Bank Ltd.,
3.625%, due 09/21/22[1,3]		$200,000	$210,280
Oversea-Chinese Banking
Corp. Ltd.,
3.150%, due 03/11/23[1,3]		1,500,000	1,541,298
3.750%, due 11/15/22[3]		700,000	740,600
United Overseas Bank Ltd.,
2.875%, due 10/17/22[1,3]		900,000	917,834
			3,410,012
South Africa—0.71%
Edcon Pty Ltd.,
9.500%, due 03/01/18[1]		300,000	309,750
9.500%, due 03/01/18[2]		350,000	361,375
Transnet Ltd., Series 2
10.000%, due 03/30/29	ZAR	12,000,000	1,429,958
			2,101,083
Turkey—0.70%
Export Credit Bank of Turkey,
5.375%, due 11/04/16[2]		$700,000	759,500
5.875%, due 04/24/19[2]		400,000	453,500
Turkiye Halk Bankasi AS,
4.875%, due 07/19/17[2]		800,000	855,000
			2,068,000
Ukraine—1.00%
Biz Finance PLC,
11.000%, due 02/03/14[4]	UAH	15,000,000	1,685,185
NAK Naftogaz Ukraine,
9.500%, due 09/30/14		$1,220,000	1,259,650
			2,944,835
United Arab Emirates—0.65%
IPIC GMTN Ltd.,
5.500%, due 03/01/22[1]		1,620,000	1,909,170
Venezuela—1.69%
Petroleos de Venezuela SA,
5.250%, due 04/12/17[1]		530,000	458,450
5.375%, due 04/12/27[1]		1,150,000	802,125
8.500%, due 11/02/17[1]		780,000	754,650
8.500%, due 11/02/17[2]		1,500,000	1,451,250
9.000%, due 11/17/21[1]		120,000	113,400
9.750%, due 05/17/35[1]		1,500,000	1,402,500
			4,982,375
Total corporate bonds
(cost $52,713,762)			55,946,910
Non-US government obligations—70.66%
Albania—0.85%
Republic of Albania,
7.500%, due 11/04/15	EUR	1,800,000	2,485,100
Argentina—2.20%
Republic of Argentina,
6.055%, due 12/15/35[5]		2,200,000	83,024
6.266%, due 12/15/35[5]		$15,601,737	513,957
6.266%, due 12/15/35[5]		14,290,000	466,649
Series VII, 7.000%,
due 09/12/13		675,000	677,887
7.000%, due 10/03/15		1,000,000	866,222
Series X, 7.000%,
due 04/17/17		1,150,000	932,969
7.820%, due 12/31/33	EUR	362,896	270,023
8.280%, due 12/31/33		$1,434,289	813,959
Series NY, 8.280%,
due 12/31/33		355,550	209,774
Series 1, 8.750%,
due 06/02/17		2,072,897	1,627,224
			6,461,688
Belarus—1.67%
Republic of Belarus,
8.750%, due 08/03/15[1]		4,550,000	4,737,687
8.950%, due 01/26/18[1]		150,000	162,188
			4,899,875
Brazil—10.65%
Federal Republic of Brazil,
5.625%, due 01/07/41		750,000	943,500
6.000%, due 08/15/50[6]	BRL	1,340,000	1,958,933
Letras do Tesouro Nacional,
7.593%, due 04/01/14[7]		12,650,000	5,866,927
Notas do Tesouro Nacional,
Series B,
6.000%, due 08/15/16[6]		4,100,000	5,080,446
6.000%, due 05/15/45[6]		9,250,000	13,507,500
Series F,
10.000%, due 01/01/17		1,280,000	658,490
10.000%, due 01/01/21		6,428,000	3,299,222
			31,315,018
Chile—1.12%
Bonos de la Tesoreria
de la Republica,
3.000%, due 07/01/17[6]	CLP	1,307,929,410	2,836,781
Bonos del Banco Central de
Chile en Pesos,
6.000%, due 02/01/21		140,000,000	313,034
6.000%, due 03/01/22		70,000,000	157,550
			3,307,365
China—0.19%
China Government Bond,
2.480%, due 12/01/20	CNY	3,500,000	562,044

8

Global High Income Fund Inc.
Portfolio of investments—April 30, 2013
(unaudited)

	Face
	amount		Value
Bonds—(continued)
Non-US government obligations—(continued)
Colombia—2.24%
Republic of Colombia,
4.375%, due 07/12/21		$1,000,000	$1,145,000
4.375%, due 03/21/23	COP	395,000,000	219,184
6.125%, due 01/18/41		$150,000	201,750
7.375%, due 09/18/37		575,000	871,125
7.750%, due 04/14/21	COP	1,530,000,000	1,045,929
8.125%, due 05/21/24		$250,000	368,750
9.850%, due 06/28/27	COP	3,200,000,000	2,730,141
			6,581,879
Croatia—0.19%
Republic of Croatia,
6.250%, due 04/27/17[2]		$500,000	548,750
Dominican Republic—0.21%
Republic of Dominica,
7.500%, due 05/06/21[2]		550,000	627,000
El Salvador—0.39%
Republic of El Salvador,
7.750%, due 01/24/23[1]		320,000	388,800
8.250%, due 04/10/32[1]		615,000	767,213
			1,156,013
Hungary—2.32%
Hungarian Development Bank,
5.875%, due 05/31/16	EUR	1,200,000	1,641,578
Hungary Government Bond,
5.375%, due 02/21/23		$550,000	566,500
6.000%, due 11/24/23	HUF	200,000,000	916,663
6.500%, due 06/24/19		90,000,000	425,146
6.750%, due 02/24/17		70,000,000	328,158
7.500%, due 11/12/20		380,000,000	1,901,433
7.625%, due 03/29/41		$900,000	1,055,250
			6,834,728
Indonesia—5.13%
Indonesia Treasury Bond,
9.500%, due 07/15/23	IDR	29,400,000,000	3,900,849
11.750%, due 08/15/23		4,600,000,000	688,167
12.000%, due 09/15/26		12,215,000,000	1,919,096
Republic of Indonesia,
4.875%, due 05/05/21[2]		$1,080,000	1,223,100
5.875%, due 03/13/20[1]		740,000	880,600
6.625%, due 02/17/37[1]		920,000	1,200,600
7.750%, due 01/17/38[1]		3,135,000	4,639,799
8.500%, due 10/12/35[1]		400,000	622,000
			15,074,211
Latvia—0.10%
Republic of Latvia,
5.250%, due 02/22/17[1]		250,000	281,453
Lithuania—0.42%
Republic of Lithuania,
6.125%, due 03/09/21[1]		450,000	552,267
6.125%, due 03/09/21[2]		250,000	306,815
6.625%, due 02/01/22[2]		300,000	382,374
			1,241,456
Malaysia—2.43%
Malaysia Government Bond,
3.197%, due 10/15/15	MYR	10,300,000	3,398,577
3.580%, due 09/28/18		2,600,000	867,592
3.892%, due 03/15/27		1,400,000	474,528
4.262%, due 09/15/16		5,100,000	1,740,789
4.392%, due 04/15/26		1,900,000	674,601
			7,156,087
Mexico—4.52%
Mexican Bonos,
Series M,
6.500%, due 06/10/21	MXN	10,700,000	1,004,090
10.000%, due 11/20/36		2,000,000	268,795
Mexican Udibonos,
2.500%, due 12/10/20[6]		15,905,901	1,454,421
4.000%, due 11/15/40[6]		43,741,227	5,141,016
United Mexican States,
4.750%, due 03/08/44		$1,100,000	1,215,500
6.050%, due 01/11/40		2,030,000	2,669,450
Series A,
6.750%, due 09/27/34		450,000	630,000
7.500%, due 04/08/33		600,000	895,500
			13,278,772
Mongolia—1.30%
Development Bank of
Mongolia LLC,
5.750%, due 03/21/17[1]		1,500,000	1,545,000
Mongolia Government
International Bond,
4.125%, due 01/05/18[2]		300,000	291,750
5.125%, due 12/05/22[2]		2,100,000	1,984,500
			3,821,250
Montenegro—0.72%
Republic of Montenegro,
7.875%, due 09/14/15	EUR	1,550,000	2,114,799
Nigeria — 2.66%
Nigeria Treasury Bills,
10.995%, due 03/06/14[7]	NGN	100,000,000	572,420
11.053%, due 01/09/14[7]		33,000,000	193,659
11.054%, due 01/23/14[7]		33,000,000	192,863
11.275%, due 11/21/13[7]		180,000,000	1,068,847
11.450%, due 09/26/13[7]		150,000,000	902,504
11.456%, due 04/10/14[7]		225,000,000	1,275,467
12.802%, due 09/05/13[7]		135,000,000	818,494
14.864%, due 11/07/13[7]		144,500,000	859,089
Republic of Nigeria,
15.100%, due 04/27/17		280,000,000	1,936,864
			7,820,207

9

Global High Income Fund Inc.
Portfolio of investments—April 30, 2013
(unaudited)

	Face
	amount		Value
Bonds—(continued)
Non-US government obligations—(continued)
Pakistan—0.29%
Islamic Republic of Pakistan,
6.875%, due 06/01/17[1]		$250,000	$231,250
7.875%, due 03/31/36[1]		830,000	610,050
			841,300
Peru—2.66%
Peru Government Bond,
Series 7, 8.200%,
due 08/12/26	PEN	1,442,000	759,427
Republic of Peru,
5.625%, due 11/18/50		$1,750,000	2,231,250
6.900%, due 08/12/37[1]	PEN	1,750,000	835,292
6.950%, due 08/12/31[2]		1,750,000	825,707
7.840%, due 08/12/20[1]		6,700,000	3,171,097
			7,822,773
Philippines—1.11%
Republic of the Philippines,
9.125%, due 09/04/16	PHP	110,000,000	3,257,970
Poland—3.40%
Government of Poland,
4.000%, due 10/25/23	PLN	5,200,000	1,748,747
5.000%, due 03/23/22		$650,000	756,672
5.500%, due 10/25/19	PLN	6,000,000	2,178,110
5.750%, due 09/23/22		14,000,000	5,307,693
			9,991,222
Romania—0.47%
Romanian Government
International Bond,
4.375%, due 08/22/23[2]		$200,000	207,000
5.750%, due 01/27/16	RON	2,200,000	684,117
6.750%, due 02/07/22[1]		$100,000	122,750
6.750%, due 02/07/22[2]		300,000	368,250
			1,382,117
Russia—4.16%
Russian Federation,
5.625%, due 04/04/42[1]		200,000	238,250
5.625%, due 04/04/42[2]		1,000,000	1,191,250
7.000%, due 01/25/23	RUB	25,100,000	840,178
7.500%, due 03/31/30[1,8]		$34,270	43,129
7.500%, due 03/31/30[2,8]		1,306,424	1,640,890
7.600%, due 04/14/21	RUB	155,000,000	5,383,367
8.150%, due 02/03/27		79,700,000	2,894,412
			12,231,476
South Africa—3.53%
Republic of South Africa,
4.665%, due 01/17/24		$1,810,000	2,018,150
5.500%, due 03/09/20		100,000	117,500
6.750%, due 03/31/21	ZAR	18,000,000	2,097,863
7.000%, due 02/28/31		30,000,000	3,228,147
7.750%, due 02/28/23		23,650,000	2,917,407
			10,379,067
Sri Lanka—1.97%
Republic of Sri Lanka,
5.875%, due 07/25/22[1]		400,000	423,000
6.250%, due 10/04/20[1]		1,700,000	1,853,000
6.250%, due 10/04/20[2]		550,000	599,500
6.250%, due 07/27/21[1]		1,100,000	1,190,750
6.250%, due 07/27/21[2]		1,000,000	1,082,500
7.400%, due 01/22/15[1]		600,000	639,720
			5,788,470
Thailand—3.42%
Thailand Government Bond,
1.200%, due 07/14/21[1,6]	THB	156,329,160	5,448,367
3.580%, due 12/17/27		58,000,000	1,975,139
3.775%, due 06/25/32		78,000,000	2,635,053
			10,058,559
Turkey—5.55%
Government of Turkey,
10.500%, due 01/15/20	TRY	12,100,000	8,389,655
Republic of Turkey,
5.125%, due 03/25/22		$1,450,000	1,654,812
5.625%, due 03/30/21		1,000,000	1,175,000
6.000%, due 01/14/41		900,000	1,082,250
6.250%, due 09/26/22		1,300,000	1,603,875
6.750%, due 05/30/40		750,000	981,563
6.875%, due 03/17/36		250,000	328,125
7.250%, due 03/05/38		250,000	344,063
7.500%, due 11/07/19		200,000	255,500
8.000%, due 02/14/34		350,000	510,125
			16,324,968
Ukraine—0.81%
Financing of Infrastructural Projects
State Enterprise,
8.375%, due 11/03/17[2]		1,150,000	1,170,125
Government of Ukraine,
7.500%, due 04/17/23[2]		400,000	385,500
7.800%, due 11/28/22[1]		250,000	248,438
9.250%, due 07/24/17[2]		550,000	587,125
			2,391,188
Uruguay—0.07%
Oriental Republic of Uruguay,
6.875%, due 09/28/25		150,000	204,000
Venezuela—3.61%
Republic of Venezuela,
6.000%, due 12/09/20[1]		500,000	416,250
7.000%, due 03/31/38[1]		3,250,000	2,583,750
7.650%, due 04/21/25		2,850,000	2,472,375
7.750%, due 10/13/19[1]		150,000	140,250
8.250%, due 10/13/24[1]		2,000,000	1,800,000
9.250%, due 09/15/27		500,000	491,250
9.250%, due 05/07/28[1]		280,000	268,100
9.375%, due 01/13/34		2,550,000	2,441,625
			10,613,600

10

Global High Income Fund Inc.
Portfolio of investments—April 30, 2013
(unaudited)

	Face
	amount		Value
Bonds—(concluded)
Non-US government obligations—(concluded)
Vietnam—0.17%
Socialist Republic of Vietnam,
6.750%, due 01/29/20[1]		$200,000	$236,750
6.875%, due 01/15/16[1]		250,000	277,500
			514,250
Zambia—0.13%
Republic of Zambia,
5.375%, due 09/20/22[2]		400,000	393,000
Total Non-US government obligations
(cost $186,120,288)			207,761,655
Convertible bond — 1.20%
China—1.20%
China Petroleum &
Chemical Corp.,
10.063%, due 04/24/14[7]
(cost $3,264,360)	HKD	23,000,000	3,541,813
Structured notes—6.43%
Ghana—0.34%
Citigroup Funding Inc.,
23.000%, due 08/23/17[2,7]
(linked to Ghana
Government Bonds,
23.000%, due 08/23/17)		$1,750,000	996,215
India—4.57%
Standard Chartered Bank,
7.830%, due 04/13/18[2]
(linked to Indian
Government Bonds,
7.830%, due 04/13/18)		2,496,960	2,510,031
8.130%, due 09/23/22[2]
(linked to Indian
Government Bonds,
8.130%, due 09/23/22)		5,918,535	5,936,012
8.130%, due 09/23/22[2]
(linked to Indian
Government Bonds,
8.130%, due 09/23/22)		3,235,610	3,203,481
8.130%, due 09/23/22[2]
(linked to Indian
Government Bonds,
8.130%, due 09/23/22)		1,792,460	1,790,293
			13,439,817
Sri Lanka—1.52%
Citigroup Funding Inc,
5.800%, due 07/20/17[2]
(linked to Sri Lanka
Government Bonds,
5.800%, due 07/20/17)	LKR	110,000,000	707,680
8.000%, due 06/20/17[2]
(linked to Sri Lanka
Government Bonds,
8.000%, due 06/20/17)		240,000,000	1,698,632
8.500%, due 02/06/18[2]
(linked to Sri Lanka
Government Bonds,
8.500%, due 02/06/18)		80,000,000	554,793
8.500%, due 04/01/18[2]
(linked to Sri Lanka
Government Bonds,
8.500%, due 04/01/18)		218,000,000	1,511,810
			4,472,915
Total structured notes
(cost $18,713,632)			18,908,947
Total bonds
(cost $260,812,042)			286,159,325

	Shares
Short-term investment—0.25%
Investment company—0.25%
UBS Cash Management Prime
Relationship Fund[9]
(cost $745,439)		745,439	745,439

	Face amount
	covered by
	contracts
Options Purchased*—0.25%
Call Options—0.03%
Foreign Exchange Option,
Buy USD/CZK, strike @ CZK
19.8500, expires July 2013		$1,910,000	23,696
Foreign Exchange Option,
Buy USD/SAR, strike @ SAR
3.7468, expires July 2013		10,587,500	12,075
Foreign Exchange Option,
Buy USD/THB, strike @
THB 29.7500, expires
October 2013		1,700,000	25,339
Foreign Exchange Option,
Buy USD/THB, strike @
THB 30.0000, expires
October 2013		1,020,000	15,637
			76,747

11

Global High Income Fund Inc.
Portfolio of investments—April 30, 2013
(unaudited)

Face amount
covered by
contracts			Value
Options Purchased*—(continued)
Put Options—0.22%
Foreign Exchange Option, Buy
EUR/BRL, strike @ BRL 2.5700,
expires May 2013	EUR	2,040,000	$502
Foreign Exchange Option, Buy
EUR/BRL, strike @ BRL 2.4000,
expires June 2013		1,360,000	41
Foreign Exchange Option, Buy
EUR/BRL, strike @ BRL 2.5200,
expires June 2013		1,360,000	2,058
Foreign Exchange Option, Buy
EUR/BRL, strike @ BRL 2.5400,
expires June 2013		1,350,000	4,327
Foreign Exchange Option, Buy
EUR/BRL, strike @ BRL 2.6500,
expires July 2013		1,020,000	22,235
Foreign Exchange Option, Buy
EUR/BRL, strike @ BRL 2.6400,
expires July 2013		1,020,000	19,954
Foreign Exchange Option, Buy
EUR/BRL, strike @ BRL 2.5000,
expires September 2013		3,400,000	19,635
Foreign Exchange Option, Buy
EUR/BRL, strike @ BRL 2.5000,
expires September 2013		1,680,000	9,572
Foreign Exchange Option, Buy
EUR/MXN, strike @ MXN
15.8800, expires May 2013		2,610,000	10,862
Foreign Exchange Option, Buy
EUR/MXN, strike @ MXN
15.9800, expires May 2013		2,400,000	14,539
Foreign Exchange Option, Buy
EUR/MXN, strike @ MXN
15.8500, expires May 2013		1,020,000	3,992
Foreign Exchange Option, Buy
EUR/MXN, strike @ MXN
16.0000, expires July 2013		820,000	12,890
Foreign Exchange Option, Buy
EUR/MXN, strike @ MXN
16.0000, expires July 2013		1,020,000	16,034
Foreign Exchange Option, Buy
EUR/PLN, strike @ PLN 4.0000,
expires October 2013		3,400,000	12,213
Foreign Exchange Option, Buy
EUR/PLN, strike @ PLN 4.0000,
expires January 2014		3,000,000	18,256
Foreign Exchange Option,
Buy EUR/RUB, strike @ RUB
40.8000, expires July 2013		1,680,000	18,634
Foreign Exchange Option, Buy
EUR/TRY, strike @ TRY 2.3300,
expires June 2013		3,400,000	12,554
Foreign Exchange Option,
Buy EUR/ZAR, strike @ ZAR
11.8000, expires June 2013	EUR	1,360,000	22,412
Foreign Exchange Option,
Buy EUR/ZAR, strike @ ZAR
11.5000, expires July 2013		1,010,000	9,193
Foreign Exchange Option,
Buy EUR/ZAR, strike @ ZAR
12.0000, expires July 2013		1,020,000	31,907
Foreign Exchange Option,
Buy EUR/ZAR, strike @
ZAR 11.5000, expires
October 2013		1,910,000	35,086
Foreign Exchange Option, Buy
GBP/BRL, strike @ BRL 2.9000,
expires June 2013	GBP	1,450,000	157
Foreign Exchange Option, Buy
GBP/BRL, strike @ BRL 2.9000,
expires September 2013		2,410,000	4,171
Foreign Exchange Option,
Buy GBP/MXN, strike @
MXN 18.8000, expires
September 2013		1,910,000	50,289
Foreign Exchange Option,
Buy GBP/RUB, strike @
RUB 45.9000, expires
September 2013		3,900,000	16,034
Foreign Exchange Option,
Buy GBP/ZAR, strike @
ZAR 13.2000, expires
September 2013		2,920,000	22,429
Foreign Exchange Option,
Buy GBP/ZAR, strike @
ZAR 13.2000, expires
September 2013		1,820,000	13,980
Foreign Exchange Option, Buy
USD/BRL, strike @ BRL 1.9000,
expires April 2014		$9,860,000	64,473
Foreign Exchange Option,
Buy USD/CLP, strike @ CLP
465.0000, expires May 2013		6,000,000	3,321
Foreign Exchange Option, Buy
USD/MXN, strike @ MXN
12.0000, expires July 2013		1,360,000	10,872
Foreign Exchange Option,
Buy USD/MXN, strike @
MXN 12.0000, expires
October 2013		3,370,000	46,066
Foreign Exchange Option,
Buy USD/RUB, strike @ RUB
30.4000, expires May 2013		2,430,000	4,551
Foreign Exchange Option,
Buy USD/RUB, strike @ RUB
31.0000, expires June 2013		1,500,000	11,459

12

Global High Income Fund Inc.
Portfolio of investments—April 30, 2013
(unaudited)

Face amount covered by contracts		Value
Options Purchased*—(concluded)
Put Options—(concluded)
Foreign Exchange Option,
Buy USD/SAR, strike @ SAR
3.7468, expires July 2013	$10,587,500	$1,793
Foreign Exchange Option,
Buy USD/ZAR, strike @ ZAR
9.0000, expires June 2013	2,040,000	34,035
Foreign Exchange Option,
Buy USD/ZAR, strike @ ZAR
8.5000, expires July 2013	3,000,000	11,957
Foreign Exchange Option,
Buy USD/ZAR, strike @ ZAR
8.4000, expires August 2013	5,050,000	16,856
Foreign Exchange Option,
Buy USD/ZAR, strike @
ZAR 9.0000, expires
September 2013	1,870,000	45,995
		655,334
Total options purchased
(cost $1,367,234)		732,081
Total investments — 97.82%
(cost $262,924,715)		287,636,845
Cash and other assets,
less liabilities — 2.18%		6,408,319
Net assets — 100.00%		$294,045,164

13

Global High Income Fund Inc.
Portfolio of investments—April 30, 2013
(unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$31,036,493
Gross unrealized depreciation	(6,324,363)
Net unrealized appreciation of investments	$24,712,130

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to page 21. Portfolio footnotes begin on page 20.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	ARS	1,754,000	USD	324,514	06/11/13	$(1,273)
BB	CLP	1,918,500,000	USD	3,999,792	06/14/13	(48,592)
BB	COP	2,863,660,000	USD	1,573,872	06/14/13	10,182
BB	EUR	1,130,000	USD	1,478,962	07/11/13	(9,911)
BB	INR	267,360,000	USD	4,807,768	06/14/13	(112,819)
BB	PEN	5,150,000	USD	1,984,586	06/14/13	41,685
BB	SGD	1,771,000	USD	1,425,134	05/29/13	(12,721)
BB	SGD	315,000	USD	257,416	07/08/13	1,662
BB	USD	317,117	ARS	1,760,000	06/11/13	9,784
BB	USD	11,481,617	CNY	72,139,000	06/14/13	193,920
BB	USD	2,619,305	HUF	606,500,000	06/14/13	36,831
BB	USD	6,082,912	KRW	6,634,024,300	06/14/13	(68,884)
BB	USD	3,707,355	RUB	115,667,999	06/14/13	(20,685)
BB	USD	256,031	SGD	315,000	07/08/13	(277)
BB	USD	2,292,185	ZAR	20,990,000	06/14/13	33,146
CSI	BRL	31,838,994	USD	16,023,651	06/14/13	194,905
CSI	CLP	489,311,000	USD	1,026,993	05/29/13	(7,827)
CSI	IDR	12,500,000,000	USD	1,273,561	06/14/13	(5,189)
CSI	INR	188,830,000	USD	3,414,894	06/14/13	(60,399)
CSI	USD	158,559	ARS	880,000	06/11/13	4,892
CSI	USD	324,214	ARS	1,754,000	06/14/13	584
CSI	USD	1,020,000	CLP	489,311,000	05/29/13	14,820
CSI	USD	3,894,183	HUF	902,087,499	06/14/13	56,463
CSI	USD	6,131,753	IDR	60,060,516,958	06/14/13	12,439
CSI	USD	2,946,409	INR	162,630,000	06/14/13	46,691
CSI	USD	1,985,996	RUB	62,400,000	06/14/13	2,870
DB	EUR	2,392,000	USD	3,143,853	05/29/13	(6,847)
DB	GBP	2,375,188	SGD	4,464,000	05/29/13	(64,532)
DB	GBP	471,000	USD	728,166	05/29/13	(3,324)
DB	MXN	11,730,000	USD	963,252	05/29/13	(562)
DB	MXN	48,220,000	USD	3,864,432	06/14/13	(92,395)
DB	PLN	18,540,000	USD	5,674,410	06/14/13	(174,075)
DB	THB	33,950,000	USD	1,156,335	06/14/13	2,519
DB	UAH	2,238,000	USD	226,404	02/03/14	(12,785)
DB	UAH	3,861,000	USD	422,660	02/03/14	10,010
DB	USD	949,951	MXN	11,730,000	05/29/13	13,863
DB	USD	5,146,675	THB	153,338,590	06/14/13	64,651
DB	USD	2,969,212	TRY	5,420,000	06/14/13	40,236
DB	USD	5,932,754	TWD	175,490,872	06/14/13	16,950

14

Global High Income Fund Inc.
Portfolio of investments—April 30, 2013
(unaudited)

Forward foreign currency contracts (concluded)

Counterparty		Contracts to deliver	In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
DB	USD	5,625,766	ZAR	51,860,000	06/14/13	$119,430
GSI	BRL	2,200,000	USD	1,077,111	06/14/13	(16,618)
GSI	PHP	8,950,000	USD	220,443	06/14/13	3,398
GSI	RON	1,400,000	USD	410,196	06/14/13	(13,980)
GSI	TRY	5,720,000	USD	3,114,959	06/14/13	(61,063)
GSI	UAH	2,238,000	USD	226,289	02/03/14	(12,900)
GSI	USD	158,559	ARS	880,000	06/11/13	4,892
GSI	USD	14,086,251	MXN	179,545,000	06/14/13	646,816
GSI	USD	11,034,923	MYR	34,500,687	06/14/13	268,125
GSI	USD	5,458,257	PLN	17,515,000	06/14/13	66,890
GSI	USD	6,430,284	TRY	11,679,324	06/14/13	54,646
JPMCB	MXN	14,350,000	USD	1,174,112	06/14/13	(3,417)
JPMCB	USD	317,143	ARS	1,776,000	06/11/13	12,730
JPMCB	USD	594,619	RON	2,000,000	06/14/13	11,347
RBS	USD	475,837	ARS	2,652,000	06/11/13	16,743
SSB	EUR	7,980,000	USD	10,399,935	07/11/13	(114,406)
Net unrealized appreciation on forward foreign currency contracts						$1,088,639

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
5 Year US Treasury Notes, 65 contracts (USD)	June 2013	$8,055,714	$8,101,641	$45,927
10 Year US Treasury Notes, 70 contracts (USD)	June 2013	9,202,669	9,335,156	132,487
US Treasury futures sell contracts:
US Long Bond, 45 contracts (USD)	June 2013	(6,506,639)	(6,676,875)	(170,236)
Net unrealized appreciation on futures contracts				$8,178

Options written

	Expiration date	Premiums received	Value
Call options
Foreign Exchange Option, Sell EUR/BRL, EUR 2,040,000
face amount covered by contracts, strike @ BRL 2.7700	July 2013	$25,400	$(22,909)
Foreign Exchange Option, Sell USD/BRL, USD 2,410,000
face amount covered by contracts, strike @ BRL 2.0300	June 2013	20,292	(17,973)
Foreign Exchange Option, Sell USD/BRL, USD 1,350,000
face amount covered by contracts, strike @ BRL 2.0300	June 2013	11,813	(10,346)
Foreign Exchange Option, Sell USD/BRL, USD 1,960,000
face amount covered by contracts, strike @ BRL 2.0800	February 2014	74,294	(76,910)
Foreign Exchange Option, Sell USD/BRL, USD 4,080,000
face amount covered by contracts, strike @ BRL 2.2500	April 2014	98,868	(93,208)
Foreign Exchange Option, Sell USD/CLP, USD 1,020,000
face amount covered by contracts, strike @ CLP 472.3000	May 2013	9,160	(4,640)
Foreign Exchange Option, Sell USD/CLP, USD 1,020,000
face amount covered by contracts, strike @ CLP 474.0000	June 2013	14,362	(10,487)
Foreign Exchange Option, Sell USD/CZK, USD 1,910,000
face amount covered by contracts, strike @ CZK 20.5000	July 2013	16,808	(10,795)
Foreign Exchange Option, Sell USD/THB, USD 1,020,000
face amount covered by contracts, strike @ THB 32.0000	October 2013	3,427	(3,427)
Foreign Exchange Option, Sell USD/THB, USD 1,700,000
face amount covered by contracts, strike @ THB 31.0000	October 2013	10,982	(9,193)

15

Global High Income Fund Inc.
Portfolio of investments—April 30, 2013
(unaudited)

Options written (concluded)

	Expiration date	Premiums received	Value
Put options
Foreign Exchange Option, Sell EUR/BRL, EUR 2,700,000
face amount covered by contracts, strike @ BRL 2.4400	June 2013	$7,687	$(777)
Foreign Exchange Option, Sell EUR/BRL, EUR 1,020,000
face amount covered by contracts, strike @ BRL 2.5600	July 2013	11,684	(7,466)
Foreign Exchange Option, Sell EUR/BRL, EUR 1,020,000
face amount covered by contracts, strike @ BRL 2.5500	July 2013	9,825	(6,636)
Foreign Exchange Option, Sell EUR/BRL, EUR 3,400,000
face amount covered by contracts, strike @ BRL 2.4000	September 2013	15,630	(5,425)
Foreign Exchange Option, Sell EUR/BRL, EUR 1,680,000
face amount covered by contracts, strike @ BRL 2.4000	September 2013	8,054	(2,612)
Foreign Exchange Option, Sell EUR/MXN, EUR 1,020,000
face amount covered by contracts, strike @ MXN 15.5000	May 2013	3,111	(582)
Foreign Exchange Option, Sell EUR/MXN, EUR 820,000
face amount covered by contracts, strike @ MXN 15.5000	July 2013	7,702	(3,521)
Foreign Exchange Option, Sell EUR/MXN, EUR 1,020,000
face amount covered by contracts, strike @ MXN 15.5000	July 2013	7,125	(4,380)
Foreign Exchange Option, Sell EUR/PLN, EUR 3,400,000
face amount covered by contracts, strike @ PLN 3.9000	October 2013	5,687	(3,904)
Foreign Exchange Option, Sell EUR/PLN, EUR 3,000,000
face amount covered by contracts, strike @ PLN 3.9000	January 2014	12,506	(7,790)
Foreign Exchange Option, Sell EUR/RUB, EUR 1,680,000
face amount covered by contracts, strike @ RUB 40.0000	July 2013	6,670	(6,804)
Foreign Exchange Option, Sell EUR/TRY, EUR 4,260,000
face amount covered by contracts, strike @ TRY 2.2800	June 2013	6,703	(2,881)
Foreign Exchange Option, Sell EUR/ZAR, EUR 1,360,000
face amount covered by contracts, strike @ ZAR 11.2000	June 2013	7,272	(3,083)
Foreign Exchange Option, Sell EUR/ZAR, EUR 1,010,000
face amount covered by contracts, strike @ ZAR 11.0000	July 2013	4,611	(2,153)
Foreign Exchange Option, Sell EUR/ZAR, EUR 2,040,000
face amount covered by contracts, strike @ ZAR 11.4000	July 2013	10,928	(15,526)
Foreign Exchange Option, Sell EUR/ZAR, EUR 1,910,000
face amount covered by contracts, strike @ ZAR 11.0000	October 2013	19,768	(14,619)
Foreign Exchange Option, Sell GBP/BRL, GBP 1,450,000
face amount covered by contracts, strike @ BRL 2.8000	June 2013	13,154	(3)
Foreign Exchange Option, Sell GBP/BRL, GBP 2,410,000
face amount covered by contracts, strike @ BRL 2.7500	September 2013	23,984	(272)
Foreign Exchange Option, Sell GBP/MXN, GBP 2,870,000
face amount covered by contracts, strike @ MXN 17.9000	September 2013	31,688	(20,153)
Foreign Exchange Option, Sell GBP/RUB, GBP 3,900,000
face amount covered by contracts, strike @ RUB 44.2000	September 2013	31,451	(6,731)
Foreign Exchange Option, Sell GBP/ZAR, GBP 4,740,000
face amount covered by contracts, strike @ ZAR 12.7500	September 2013	58,297	(15,086)
Foreign Exchange Option, Sell USD/BRL, USD 9,860,000
face amount covered by contracts, strike @ BRL 1.8000	April 2014	26,166	(20,188)
Foreign Exchange Option, Sell USD/MXN, USD 6,740,000
face amount covered by contracts, strike @ MXN 11.5000	October 2013	31,354	(25,640)
Foreign Exchange Option, Sell USD/ZAR, USD 1,360,000
face amount covered by contracts, strike @ ZAR 8.6500	June 2013	4,529	(5,979)
Foreign Exchange Option, Sell USD/ZAR, USD 3,740,000
face amount covered by contracts, strike @ ZAR 8.4000	September 2013	18,737	(20,379)
Total options written		$669,729	$(462,478)

16

Global High Income Fund Inc.
Portfolio of investments—April 30, 2013
(unaudited)

Foreign exchange written option activity for the period ended April 30, 2013 was as follows:

Premiums received
Foreign exchange options outstanding at October 31, 2012	$43,987
Foreign exchange options written	2,254,343
Foreign exchange options terminated in closing purchase transactions	(1,624,254)
Foreign exchange options expired prior to exercise	(4,347)
Foreign exchange options outstanding at April 30, 2013	$669,729

Currency swap agreements4

Counterparty	Pay contracts		Receive contracts		Termination date	Pay rate[10]	Receive rate[10]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
							6 month
BB	INR	308,000,000	USD	5,966,670	12/05/16	4.500%	USD LIBOR	—	$444,005	$444,005
							6 month
BB	PHP	85,653,500	USD	2,085,803	12/18/15	1.300	USD LIBOR	—	(16,822)	(16,822)
						6 month
CITI	USD	3,206,107	COP	6,300,000,000	06/11/13	USD LIBOR	5.250%	—	316,172	316,172
								—	$743,355	$743,355

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[10]	Payments received by the Fund[10]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
BB	KRW	3,250,000,000	08/19/16	3.530%	3 month CD KSDA	—	$(84,800)	$(84,800)
BB	MYR	10,700,000	08/23/22	3 month KLIBOR	3.880%	—	14,570	14,570
CITI	KRW	2,900,000,000	08/26/16	3.410	3 month CD KSDA	—	(66,634)	(66,634)
CITI	MYR	1,950,000	08/24/15	3 month KLIBOR	3.505	—	5,166	5,166
CITI	MYR	14,550,000	08/23/22	3 month KLIBOR	3.860	—	15,869	15,869
DB	MYR	7,650,000	08/24/15	3 month KLIBOR	3.500	—	19,960	19,960
DB	MYR	20,450,000	08/23/22	3 month KLIBOR	3.860	—	22,305	22,305
DB	TWD	85,000,000	08/22/16	1.325	3 month TWCPBA	—	(29,842)	(29,842)
GSI	TWD	85,500,000	08/26/16	1.280	3 month TWCPBA	—	(25,907)	(25,907)
MLI	MXN	7,200,000	11/16/28	28 day MXIBTIIE	8.830	—	201,461	201,461
MLI	MXN	7,000,000	11/21/28	28 day MXIBTIIE	8.610	—	181,986	181,986
						—	$254,134	$254,134

17

Global High Income Fund Inc.
Portfolio of investments—April 30, 2013
(unaudited)

Credit default swaps on credit indices—buy protection11

Counterparty	Referenced Index[12]	Notional amount	Termination date	Payments made by the Fund[10]	Upfront payments received	Value	Unrealized depreciation
BB	CDX.EM Series 18 Index	USD 2,350,000	12/20/17	5.000%	$282,470	$(289,015)	$(6,545)
DB	CDX.EM Series 17 Index	USD 1,900,000	06/20/17	5.000	207,100	(213,096)	(5,996)
GSI	CDX.EM Series 18 Index	USD 4,050,000	12/20/17	5.000	470,775	(498,089)	(27,314)
MLI	CDX.EM Series 18 Index	USD 1,100,000	12/20/17	5.000	128,700	(135,284)	(6,584)
					$1,089,045	$(1,135,484)	$(46,439)

Credit default swaps on sovereign issues—sell protection13

Counterparty	Referenced Obligation[12]	Notional amount		Termination date	Payments received by the Fund[10]	Upfront payments (made)/ received	Value	Unrealized appreciation	Credit spread[14]
BB	Federation of Russia
	bond, 2.250%,
	due 03/31/30	USD	2,900,000	12/20/22	1.000%	$277,973	$(204,734)	$73,239	1.853%
BB	Federal Republic of
	Brazil bond, 12.250%,
	due 03/06/30	USD	180,000	06/20/22	1.000	14,775	(6,673)	8,102	1.466
CITI	Republic of Korea bond,
	4.875%, due 09/22/14	USD	2,860,000	06/20/18	1.000	(25,725)	45,324	19,599	0.708
CSI	United Mexican
	States bond, 7.500%,
	due 04/08/33	USD	1,000,000	02/20/14	4.170	—	40,791	40,791	0.184
DB	Federal Republic of
	Brazil bond, 12.250%,
	due 03/06/30	USD	800,000	06/20/22	1.000	64,908	(29,657)	35,251	1.466
						$331,931	$(154,949)	$176,982

18

Global High Income Fund Inc.
Portfolio of investments—April 30, 2013
(unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$55,946,910	$—	$55,946,910
Non-US government obligations	—	207,761,655	—	207,761,655
Convertible bond	—	3,541,813	—	3,541,813
Structured notes	—	18,908,947	—	18,908,947
Short-term investment	—	745,439	—	745,439
Options purchased	—	732,081	—	732,081
Forward foreign currency contracts, net	—	1,088,639	—	1,088,639
Futures contracts, net	8,178	—	—	8,178
Options written	—	(462,478)	—	(462,478)
Swap agreements, net	—	(292,944)	—	(292,944)
Total	$8,178	$287,970,062	$—	$287,978,240

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Corporate bonds
Assets
Beginning balance	$440
Purchases	—
Issuances	—
Sales	0
Accrued discounts (premiums)	—
Total realized gain (loss)	(4,243,962)
Change in net unrealized appreciation/depreciation	4,243,522
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	$—

19

Global High Income Fund Inc.
Portfolio of investments—April 30, 2013
(unaudited)

Portfolio footnotes

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2013, the value of these securities amounted to $60,855,864 or 20.70% of net assets.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $49,371,461 or 16.79% of net assets.
[3]	Variable or floating rate security — The interest rate shown is the current rate as of April 30, 2013 and changes periodically.
[4]	Security is illiquid. At April 30, 2013, the value of this security and other illiquid derivative instruments amounted to $2,462,184 or 0.84% of net assets.
[5]	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[6]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer's country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[7]	Rate shown reflects annualized yield at April 30, 2013 on zero coupon bond.
[8]	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2013. Maturity date disclosed is the ultimate maturity date.
[9]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 10/31/12	Purchases during the six months ended 04/30/13	Sales during the six months ended 04/30/13	Value 04/30/13	Income earned from affiliate for the six months ended 04/30/13
UBS Cash Management Prime Relationship Fund	$11,067,701	$38,580,343	$48,902,605	$745,439	$5,888

[10]	Payments made or received are based on the notional amount.
[11]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
[12]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[13]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[14]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

20

Global High Income Fund Inc.
Portfolio of investments—April 30, 2013
(unaudited)

Portfolio acronyms
CD KSDA	Korean Securities Dealer Association 91-day	KLIBOR	Korea Interbank Offered Rate
	Certificate of Deposit Rate	LIBOR	London Interbank Offered Rate
GDP	Gross Domestic Product	MXIBTIIE	Mexico Interbank TIIE 28 Day Rate
JSC	Joint stock company	OJSC	Open joint stock company
		TWCPBA	Taiwan Secondary Markets Bills Rate

Counterparty abbreviations
BB	Barclays Bank PLC	JPMCB	JPMorgan Chase Bank
CITI	Citibank NA	MLI	Merrill Lynch International
CSI	Credit Suisse International	RBS	Royal Bank of Scotland PLC
DB	Deutsche Bank AG	SSB	State Street Bank & Trust
GSI	Goldman Sachs International

Currency abbreviations
ARS	Argentine Peso	MYR	Malaysian Ringgit
BRL	Brazilian Real	NGN	Nigerian Naira
CLP	Chilean Peso	PEN	Peru Nuevo Sol
CNY	Chinese Yuan	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian Leu
EUR	Euro	RUB	Russian Ruble
GBP	Great Britain Pound	SAR	Saudi Arabian Riyal
HKD	Hong Kong Dollar	SGD	Singapore Dollar
HUF	Hungarian Forint	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish Lira
INR	Indian Rupee	TWD	New Taiwan Dollar
KRW	Korean Won	UAH	Ukrainian Hryvna
LKR	Sri Lanka Rupee	USD	United States Dollar
MXN	Mexican Peso	ZAR	South African Rand

See accompanying notes to financial statements	21

Global High Income Fund Inc.
Statement of assets and liabilities—April 30, 2013
(unaudited)

Assets:
Investments in securities of unaffiliated issuers, at value (cost—$262,179,276)	$286,891,406
Investment in affiliated issuer, at value (cost—$745,439)	745,439
Total investments, at value (cost—$262,924,715)	287,636,845
Foreign currency, at value (cost—$623,476)	621,580
Cash	1,412,571
Interest receivable	4,856,840
Receivable for investments sold	1,320,577
Foreign tax reclaims receivable	113,226
Due from broker	3,558
Cash collateral for futures contracts	94,350
Cash collateral for swap agreements	1,270,000
Outstanding swap agreements, at value[1]	1,307,609
Unrealized appreciation on forward foreign currency contracts	2,014,120
Other assets	20,063
Total assets	300,671,339

Liabilities:
Payable for investments purchased	2,781,187
Outstanding swap agreements, at value[1]	1,600,553
Unrealized depreciation on forward foreign currency contracts	925,481
Options written, at value (premiums received—$669,729)	462,478
Deferred capital gain country tax	337,421
Payable for investment advisory and administration fees	255,970
Directors’ fees payable	4,199
Accrued expenses and other liabilities	258,886
Total liabilities	6,626,175

Net assets:[2]
Capital stock—$0.001 par value; 100,000,000 shares authorized; 21,591,836 shares issued and outstanding	$280,838,723
Distributions in excess of net investment income	(8,705,191)
Accumulated net realized loss	(4,895,028)
Net unrealized appreciation	26,806,660
Net assets	$294,045,164
Net asset value per share	$13.62

[1]	Net upfront payments received by the Fund on outstanding swap agreements amounted to $1,420,976.
[2]	The actual sources of the Fund’s fiscal year 2013 dividends/distributions may be net investment income, net realized capital gains, return of capital or a combination of the foregoing and may be subject to retroactive recharacterization at the end of the Fund’s fiscal year based on tax regulations. Shareholders will be informed of the tax characteristics of dividends/distributions after the close of the 2013 fiscal year.

22	See accompanying notes to financial statements

Global High Income Fund Inc.
Statement of operations

For the six months ended April 30, 2013 (unaudited)
Investment income:
Interest income, net of foreign withholding taxes of $174,436	$10,392,709
Affiliated interest	5,888
Total income	10,398,597

Expenses:
Investment advisory and administration fees	1,813,708
Custody and accounting fees	159,973
Professional fees	63,160
Reports and notices to shareholders	42,099
Listing fees	11,766
Directors’ fees	8,660
Transfer agency fees	8,275
Insurance expense	3,137
Other expenses	19,289
Total expenses	2,130,067
Less: Fee waivers by investment advisor and administrator	(263,366)
Net expenses	1,866,701
Net investment income	8,531,896

Realized and unrealized gains (losses)
from investment activities:
Net realized gain (loss) on:
Investments	(3,025,329)
Futures contracts	129,723
Options written	321,406
Swap agreements	(955,134)
Forward foreign currency contracts	552,090
Foreign currency transactions	(1,669,376)
Change in net unrealized appreciation/depreciation on:
Investments	8,988,299
Futures contracts	(44,613)
Options written	175,051
Swap agreements	1,037,331
Forward foreign currency contracts	(102,286)
Translation of other assets and liabilities denominated in foreign currency	12,430
Net realized and unrealized gain from investment activities	5,419,592
Net increase in net assets resulting from operations	$13,951,488

See accompanying notes to financial statements	23

Global High Income Fund Inc.
Statement of changes in net assets

	For the six months ended April 30, 2013 (unaudited)	For the year ended October 31, 2012
From operations:
Net investment income	$8,531,896	$17,115,420
Net realized gain (loss)	(4,646,620)	7,037,450
Change in net unrealized appreciation/depreciation	10,066,212	6,767,688
Net increase in net assets resulting from operations	13,951,488	30,920,558
Dividends and distributions to
shareholders from:
Net investment income	(10,273,396)[1]	(15,338,633)
Net realized gains	—	(6,013,534)
Total dividends and distributions to shareholders	(10,273,396)	(21,352,167)
Net increase in net assets	3,678,092	9,568,391
Net assets:
Beginning of period	290,367,072	280,798,681
End of period	$294,045,164	$290,367,072
Distributions in excess of net investment income	$(8,705,191)[1]	$(6,963,691)

[1]	The actual sources of the Fund’s fiscal year 2013 dividends/distributions may be net investment income, net realized capital gains, return of capital or a combination of the foregoing and may be subject to retroactive recharacterization at the end of the Fund’s fiscal year based on tax regulations. Shareholders will be informed of the tax characteristics of dividends/distributions after the close of the 2013 fiscal year.

24	See accompanying notes to financial statements

Global High Income Fund Inc.
Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	For the six months ended April 30, 2013 (unaudited)	For the years ended October 31,
		2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.45	$13.00	$14.16	$12.90	$9.82	$15.26
Net investment income[1]	0.40	0.79	0.63	0.77	0.76	0.84
Net realized and unrealized gains (losses)	0.25	0.65	(0.39)	1.55	3.30	(4.28)
Net increase (decrease) from operations	0.65	1.44	0.24	2.32	4.06	(3.44)
Dividends from net investment income	(0.48)[2]	(0.71)	(1.37)	(1.06)	(0.72)	(0.95)
Distributions from net realized gains	—	(0.28)	—	—	—	(0.73)
Return of capital	—	—	(0.03)	—	(0.26)	(0.32)
Total dividends, distributions and return of capital	(0.48)	(0.99)	(1.40)	(1.06)	(0.98)	(2.00)
Net asset value, end of period	$13.62	$13.45	$13.00	$14.16	$12.90	$9.82
Market price, end of period	$12.94	$12.74	$12.54	$14.98	$11.47	$8.22
Total net asset value return[3]	4.87%	11.53%	1.95%	18.91%	43.02%	(25.76)%
Total market price return[4]	5.34%	9.79%	(6.98)%	41.52%	54.20%	(33.99)%
Ratios to average net assets:
Expenses before fee waivers	1.47%[5]	1.48%	1.50%	1.54%	1.56%	1.48%
Expenses after fee waivers	1.29%[5]	1.36%	1.44%	1.47%	1.51%	1.39%
Net investment income	5.88%[5]	6.10%	4.64%	5.76%	6.71%	6.01%
Supplemental data:
Net assets, end of period (000’s)	$294,045	$290,367	$280,799	$305,683	$278,635	$212,049
Portfolio turnover rate	25%	52%	71%	84%	104%	83%

[1]	Calculated using the average shares method.
[2]	The actual sources of the Fund’s fiscal year 2013 dividends/distributions may be net investment income, net realized capital gains, return of capital or a combination of the foregoing and may be subject to retroactive recharacterization at the end of the Fund’s fiscal year based on tax regulations. Shareholders will be informed of the tax characteristics of dividends/distributions after the close of the 2013 fiscal year.
[3]	Total net asset value return is calculated assuming a $10,000 purchase of common stock at the current net asset value on the first day of each period reported and a sale at the current net asset value on the last day of each period reported, and assuming reinvestment of dividends and other distributions at the net asset value on the payable dates. Total net asset value return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or a sale of Fund shares. Total return based on net asset value is hypothetical as investors cannot purchase or sell Fund shares at the net asset value but only at market prices. Total net asset value return for the period of less than one year has not been annualized.
[4]	Total market price return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund’s Dividend Reinvestment Plan. Total market price return does not reflect brokerage commissions or the deduction of taxes that a shareholder would pay on Fund dividends/distributions or a sale of Fund shares. Total market price return for the period of less than one year has not been annualized.
[5]	Annualized.

See accompanying notes to financial statements	25

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Organization and significant accounting policies
Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland on February 23, 1993 and is registered with the US Securities and Exchange Commission (“SEC”) as a closed-end, non-diversified management investment company. The Fund’s primary investment objective is to achieve a high level of current income. As a secondary objective the Fund seeks capital appreciation, to the extent consistent with its primary objective.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
The Fund calculates its net asset value based on the current market value, where available, for its portfolio of securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities and instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (”NYSE”).

26

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Certain securities or instruments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these securities or instruments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian and accounting agent.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board (or a committee designated by it).

The Board has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of securities or instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments, and when a security is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments

27

Global High Income Fund Inc.
Notes to financial statements (unaudited)

at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

The provisions of ASC Topic 815 “Derivatives and Hedging” (“ASC Topic 815”) require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements. Since investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of operations, they do not qualify for hedge accounting under ASC Topic 815. Accordingly, even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC Topic 815. ASC Topic 815 requires that (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. Details of this disclosure can be found below as well as in the Portfolio of investments. Swap agreements, forward foreign currency contracts, swaptions and options written entered into by the Fund may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. If triggered, the derivative counterparty could request additional cash margin and/or terminate the derivative contract. The aggregate fair value of the derivative contracts that are in a net liability position that contain these triggers can be found in the Portfolio of investments. The aggregate fair value of assets that are already posted as collateral as of April 30, 2013 is reflected in the Statement of assets and liabilities. If the applicable credit-risk related contingent features were triggered as of April 30, 2013, the Fund would be required to post additional collateral or may be required to terminate the contracts and settle any amounts outstanding. The volume of derivatives that is presented in the Portfolio of investments of the Fund is consistent with the derivative activity during the period ended April 30, 2013. The Fund may be a seller of protection through credit default swap agreements which are by nature credit-risk contingent (the terms of these agreements can be found within the Portfolio of investments, with further discussion in the Notes to financial statements).

28

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Disclosure of derivatives by underlying risk for the Fund as of and for the period ended April 30, 2013 is as follows:

Asset derivatives
	Interest rate risk	Credit risk	Foreign exchange risk	Total
Forward contracts[1]	$—	$—	$2,014,120	$2,014,120
Futures contracts[2]	178,414	—	—	178,414
Options purchased[1]	—	—	732,081	732,081
Swap agreements[1]	461,317	86,115	760,177	1,307,609
Total value	$639,731	$86,115	$3,506,378	$4,232,224

[1] Statement of assets and liabilities location: Options purchased are shown within investments in securities of unaffiliated issuers, at value, unrealized appreciation on forward foreign currency contracts and outstanding swap agreements, at value.
[2] Includes cumulative appreciation of futures contracts as reported in the futures contracts table in the Portfolio of investments, but only the unpaid variation margin, if any, is reported within the Statement of assets and liabilities within Due from broker.

Liability derivatives
	Interest rate risk	Credit risk	Foreign exchange risk	Total
Forward contracts[1]	$—	$—	$(925,481)	$(925,481)
Futures contracts[2]	(170,236)	—	—	(170,236)
Options written[1]	—	—	(462,478)	(462,478)
Swap agreements[1]	(207,183)	(1,376,548)	(16,822)	(1,600,553)
Total value	$(377,419)	$(1,376,548)	$(1,404,781)	$(3,158,748)

[1] Statement of assets and liabilities location: Unrealized depreciation on forward foreign currency contracts, written options, at value and outstanding swap agreements, at value.
[2] Includes cumulative depreciation of futures contracts as reported in the futures contracts table in the Portfolio of investments, but only the unpaid variation margin, if any, is reported within the Statement of assets and liabilities within Due to broker.

29

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Activities in derivative instruments during the period ended April 30, 2013 were as follows:

	Interest rate risk	Credit risk	Foreign exchange risk	Total
Net realized gain (loss)[1]
Forward contracts	$—	$—	$552,090	$552,090
Futures contracts	129,723	—	—	129,723
Options purchased[3]	—	—	(1,571,586)	(1,571,586)
Options written	3,779	—	317,627	321,406
Swap agreements	28,993	(963,659)	(20,468)	(955,134)
Total net realized gain (loss)	$162,495	$(963,659)	$(722,337)	$(1,523,501)
Change in net unrealized appreciation/depreciation[2]
Forward contracts	$—	$—	$(102,286)	$(102,286)
Futures contracts	(44,613)	—	—	(44,613)
Options purchased[3]	—	—	41,003	41,003
Options written	—	—	175,051	175,051
Swap agreements	228,361	737,349	71,621	1,037,331
Total change in net unrealized appreciation/depreciation	$183,748	$737,349	$185,389	$1,109,486

[1] Statement of operations location: Net realized gain (loss) on futures contracts, options written, swap agreements and forward foreign currency contracts.
[2] Statement of operations location: Change in net unrealized appreciation/depreciation on futures contracts, options written, swap agreements and forward foreign currency contracts.
[3] Realized and unrealized gain (loss) is included in net realized gain (loss) from investments and change in net unrealized appreciation/ depreciation on investments.

Restricted securities
The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Restricted securities are identified, if any, in the Portfolio of investments and information regarding them, is included in the Fund’s Portfolio footnotes.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Foreign currency translation
The Fund uses the foreign currency exchange rates determined as of the close of regular trading on the NYSE. For purposes of calculating the US dollar equivalent value of a non-US dollar denominated obligation, foreign currency amounts are translated into US dollars on the following basis: (1) market value of investment securities and other assets and liabilities—at the exchange rates prevailing at the end of the Fund’s fiscal period; and (2) purchases and sales of investment securities and income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market value of the Fund’s portfolio are presented at the foreign exchange rates at the end of the Fund’s fiscal period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of

30

Global High Income Fund Inc.
Notes to financial statements (unaudited)

fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to US federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income in accordance with US federal income tax regulations.

Forward foreign currency contracts
The Fund may enter into forward foreign currency exchange contracts (“forward contracts“) in connection with planned purchases or sales of securities or to hedge the US dollar value of portfolio securities denominated in a particular currency. The Fund may also use forward contracts in an attempt to enhance income or gains.

The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund identifies cash or liquid securities in an amount not less than the value of its assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the US dollar.

Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have been sold or matured.

Futures contracts
The Fund may use financial futures contracts for hedging purposes and to adjust exposure to US and foreign fixed income markets in connection with a reallocation of the Fund’s assets or to manage the average duration of the Fund. The Fund may also use futures contracts in an attempt to enhance income or gains. However, imperfect correlations between futures contracts and the related securities or markets, or market disruptions, do not normally permit full control of these risks at all times. Using financial futures contracts involves various market risks, including interest rate risk. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that the Fund will not achieve the anticipated benefits of the futures contract or may realize a loss.

Upon entering into a financial futures contract, the Fund is required to deliver to a broker an amount of cash and/or liquid securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded as part of Due to or Due from broker for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Swap agreements
The Fund may engage in swap agreements, including but not limited to interest rate, currency, total return, and credit default swap agreements. The Fund expects to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

31

Global High Income Fund Inc.
Notes to financial statements (unaudited)

The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, the Fund may enter into interest rate cap and floor transactions which involve an agreement between two parties in which one party agrees to make payments to the other when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on pre-determined dates or during a specified period. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

The Fund may enter into currency swap agreements with another party to receive or pay amounts based on changes in currency exchange rates in order to protect itself from or take advantage of exchange rate fluctuations. The Fund utilizes currency swaps to earn income and enhance returns as well as to manage the risk profile of the Fund. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified currency exchange rate(s) for a specified amount. Currency swap agreements are subject to general market risk, liquidity risk, counterparty risk, foreign exchange risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or other credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will retain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Credit default swap agreements on sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in delivery of a security with a value other than had been anticipated (such as a party’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2013 for which the Fund is the seller of protection are disclosed under the section “Credit default swaps on sovereign issues—sell protection” in the Notes to portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by the Fund for the same referenced entity or entities.

32

Global High Income Fund Inc.
Notes to financial statements (unaudited)

The use of swap agreements involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used. Swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, the Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Fund accrues for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statement of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Structured notes
The Fund may invest in structured notes whose values are based on the price movements of a referenced security or index. The value of these structured notes will rise and fall in response to changes in the referenced security or index. On the maturity date of each structured note, the Fund will receive a payment from a counterparty based on the value of the referenced security or index (notional amount multiplied by the price of the referenced security or index) and record a realized gain or loss.

Structured notes may present a greater degree of market risk than many types of securities and may be more volatile and less liquid than less complex securities. Structured notes are also subject to the risk that the issuer of the structured notes may fail to perform its contractual obligations.

Option writing
The Fund may write (sell) put and call options on foreign or US securities, indices, foreign currencies and interest rate swaps (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets. When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security, index or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

33

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Purchased options
The Fund may purchase put and call options on foreign or US securities, indices, foreign currencies and interest rate swaps (commonly referred to as swaptions), as well as exchange listed call options on particular market segment indices to achieve temporary exposure to a specific security, currency, industry or geographic region. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays a premium which is included in the Statement of assets and liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, security or currency transaction to determine the realized gain or loss.

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-distribution date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital are determined in accordance with income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in US securities. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund invests. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with related entities
The Fund’s Board has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 1.25% of the Fund’s average weekly net assets. Since August 1, 2005, UBS Global AM has contractually agreed to waive compensation otherwise payable to it to reduce the fee it receives under the Advisory Contract so that it is paid at the annual rate of 1.25% of the Fund’s average weekly net assets on assets up to $200 million, and at the annual rate of 1.00% of the Fund’s average weekly net assets on assets above $200 million. This fee reduction “breakpoint” continues indefinitely unless the Board agrees to any change. Additionally, effective August 1, 2012, through July 31, 2013, UBS Global AM has agreed voluntarily to waive compensation otherwise payable to it to reduce the fee it receives under the Advisory Contract so that it is paid at the following annual rates:

Average weekly net assets	Advisory fee
Up to $200 million	1.10%
Above $200 million	1.00%

At April 30, 2013, the Fund owed UBS Global AM $255,970 which is composed of $299,390 of investment advisory and administration fees less fees waived of $43,420. For the six months ended April 30, 2013, UBS Global AM waived $263,366 of investment advisory and administration fees from the Fund.

34

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested director of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended April 30, 2013, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $1,139,718. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
The Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or US government securities in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or US government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund did not lend any securities during the six months ended April 30, 2013.

Capital stock
There are 100,000,000 shares of $0.001 par value common stock authorized and 21,591,836 shares outstanding at April 30, 2013. For the six months ended April 30, 2013 and for the year ended October 31, 2012, there were no transactions involving common stock.

Purchases and sales of securities
For the six months ended April 30, 2013, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $76,205,935 and $69,268,692, respectively.

Federal tax status
It is the Fund’s policy to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax. Accordingly, no federal income tax provision was required.

The tax character of distributions paid during the year ended October 31, 2012 was as follows:

Distributions paid from:	2012
Ordinary income	$15,338,633
Net long-term capital gains	6,013,534
Total distributions paid	$21,352,167

35

Global High Income Fund Inc.
Notes to financial statements (unaudited)

The tax character of distributions paid and components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending October 31, 2013.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after December 31, 2010 may be carried forward indefinitely, and retain their character as short term and/or long term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2012 the Fund had no pre-enactment capital loss carryforwards for federal income tax purposes available to offset future capital gains.

As of and during the period ended April 30, 2013, the Fund did not have any liabilities for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

36

Global High Income Fund Inc.
General information (unaudited)

The Fund
Global High Income Fund Inc. (the “Fund”) is a non-diversified, closed-end management investment company whose shares trade on the New York Stock Exchange (“NYSE”). The Fund’s primary investment objective is to achieve a high level of current income. As a secondary objective, the Fund seeks capital appreciation, to the extent consistent with its primary objective. There can be no assurance that the Fund’s investment objective will be achieved. The Fund’s investment advisor and administrator is UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Shareholder information
The Fund’s NYSE trading symbol is “GHI.” Net asset value and market price information as well as other information about the Fund is updated each business day on UBS’s web site at the following internet address: http://globalam-us.ubs.com/corpweb/closedendedfunds.do.

Shareholder meeting information
An annual meeting of shareholders of the Fund was held on February 21, 2013. At the meeting, the two nominees as Class III directors, namely Richard R. Burt and Meyer Feldberg, were elected to serve as board members for three year terms and until their successors are duly elected and qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:

To vote for or withhold authority in the election of:	Shares voted for	Shares withhold authority
Richard R. Burt	18,963,223	956,241
Meyer Feldberg	18,893,806	1,025,657

The following persons’ terms of office as directors also continued after the annual meeting given that they are in other director classes: Richard Q. Armstrong, Alan S. Bernikow, Bernard H. Garil, Barry M. Mandinach and Heather R. Higgins. The Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. Additionally, you may obtain copies of Form N-Q from the Fund upon request by calling 1 888-793 8637.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies (2) proxy voting procedures, and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-888-793 8637, online on UBS’s Web site: http://www.ubs.com/us/en/asset_management/individual_investors/ closed_end_funds.html or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Dividend reinvestment plan
The Fund’s Board has established a Dividend Reinvestment Plan (the “Plan”) under which all shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares,

37

Global High Income Fund Inc.
General information (unaudited)

unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan.

The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund’s transfer agent and should include the shareholder’s name and address as they appear on that share certificate or in the transfer agent’s records.

An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share at the time of the purchase. Investors should consider whether continued participation in the dividend reinvestment plan is appropriate for them when the Fund’s market price exceeds its net asset value; a portion of a dividend/distribution may represent a return of capital, which would be reinvested in the Fund at a premium to net asset value. The number of shares of common stock purchased with each dividend/distribution will be equal to the result obtained by dividing the amount of the dividend/distribution payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent’s fees for handling the reinvestment of distributions are paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent’s open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days’ written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at BNY Mellon Shareowner Services, P.O. Box 358035, Pittsburgh, PA 15252-8035. For further information regarding the Plan, you may also contact the transfer agent directly at 1-866-352 5528.

Distribution policy
The Fund’s Board adopted a managed distribution policy in December 1999, which was revised (1) effective June 2005, (2) effective August 2009 and (3) effective June 2012. Pursuant to the policy as in effect from December 1999 through early May 2005, the Fund made regular monthly distributions at an annualized rate equal to 11% of the Fund’s net asset value, as determined as of the last trading day during the first week of that month (usually a Friday unless the NYSE is closed that Friday). The Board approved reducing the annualized rate for distribution pursuant to the policy from 11% to 9% effective beginning with the June 2005 monthly distribution. The Board approved a further reduction in the annualized rate for distributions pursuant to the policy from 9% to 8% in July 2009, effective beginning with the August 2009 monthly distribution. The Board approved a subsequent reduction

38

Global High Income Fund Inc.
General information (unaudited)

in the annualized rate for distributions pursuant to the policy from 8% to 7% in May 2012, effective beginning with the June 2012 monthly distribution. Prior to December 20, 1999, the Fund’s distributions varied based on the Fund’s net investment income and realized capital gains or losses.

Monthly distributions based on a fixed percentage of the Fund’s net asset value may require the Fund to make multiple distributions of long term capital gains during a single fiscal year. The Fund has received exemptive relief from the Securities and Exchange Commission that enables it to do so. The Fund’s Board receives recommendations from UBS Global AM, the Fund’s investment advisor, periodically and no less frequently than annually will reassess the annualized percentage of net assets at which the Fund’s monthly distributions will be made.

The above information supplements that contained on the inside front cover of this report.

39

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40

Trustees Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt Principal Officers Mark E. Carver President Mark F. Kemper Vice President and Secretary	Meyer Feldberg Bernard H. Garil Heather R. Higgins Barry M. Mandinach Thomas Disbrow Vice President and Treasurer

Investment Manager and
Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

© UBS 2013. All rights reserved.

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, NY 10019-6028

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – The registrant has not engaged in such a solicitation during the period covered by this report.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver President

Date:	July 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 9, 2013